Quarterly Report
December 31, 2020
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 5.0%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,539,300
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,482,292
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,614,250
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,791,780
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,271,664
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,750,180
		$19,449,466
General Obligations - General Purpose – 7.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$688,334
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	590,918
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	145,000	162,574
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	192,799
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,130,030
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	3,001,658
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,312,840
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,994,576
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2032	2,250,000	3,110,242
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2033	1,740,000	2,394,014
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,741,990
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,240,860
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,880,000	2,657,800
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	628,044
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	537,780
State of Illinois, 5%, 6/01/2021	2,175,000	2,210,192
State of Illinois, 5.5%, 5/01/2039	280,000	338,811
State of Illinois, 5.75%, 5/01/2045	255,000	309,736
State of Illinois, “A”, 4%, 12/01/2033	65,000	69,807
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	960,000	1,196,534
		$29,509,539
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	$3,375,000	$1,563,671
Healthcare Revenue - Hospitals – 12.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$1,365,000	$1,631,025
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	235,000	241,789
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	345,000	355,178
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,648,785
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,216,980
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	810,711
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,081,999
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	885,577
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,200,370
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,246,720
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,241,020
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,139,190
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	2,000,453
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	132,450
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	131,321
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	163,360
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	227,285
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	194,024
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	516,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	$2,000,000	$2,387,400
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,077,230
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	1,169,820
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,500,000	1,789,080
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,772,220
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	3,500,000	4,034,380
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	878,570
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,636,927
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,157,470
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,356,640
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,175,790
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	2,274,854
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,361,800
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	592,168
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	2,500,000	2,924,600
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,610,000	1,912,696
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,002,570
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	120,433
		$49,689,405
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,129,710
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	500,000	225,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	523,145
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	600,632
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	78,679	12,991
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	285,240
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	267,980
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,347,288
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,177,750
		$5,569,736
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$504,160
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	555,000	558,663
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	420,000	469,686
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	575,000	655,989
		$2,188,498
Miscellaneous Revenue - Other – 3.5%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$2,024,640
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,256,210
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,254,110
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,237,290
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,235,660
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,465,860
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041 (Prerefunded 7/01/2021)	3,000,000	3,072,600
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,147,724
		$13,694,094
Multi-Family Housing Revenue – 3.7%
Boston, MA, Housing Authority Capital Program Rev., “B”, 5%, 4/01/2028	$1,000,000	$1,277,380
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	965,000	966,505
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	1,995,000	2,002,880
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,007,070
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,035,000	1,036,242
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,103,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	$1,000,000	$1,082,310
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,068,260
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,130,460
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,447,743
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,209,350
		$14,331,400
Parking – 0.8%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,066,300
Port Revenue – 0.8%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$3,046,285
Sales & Excise Tax Revenue – 7.6%
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	$140,000	$166,375
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	310,000	377,090
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	341,099
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	60,000	75,851
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	140,000	179,929
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	125,000	156,753
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	175,000	219,515
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	90,339
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	61,937
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	95,896
Massachusetts Bay Transportation Authority, Sales Tax Rev., 4%, 12/01/2021	500,000	517,505
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,853,702
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,531,189
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,864,800
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, VRDN, 0.05%, 7/01/2026	2,280,000	2,280,000
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	5,085,200
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,419,550
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	80,126
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,905,000	3,237,332
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	727,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	277,233
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,424
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	111,043
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	12,000	11,319
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	104,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	18,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	823,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	723,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	2,881,349
		$29,318,320
Secondary Schools – 2.0%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$306,739
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,096,600
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,081,480
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	578,560
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,169,280
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,456
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,143,390
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,221,400
		$7,767,905
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,715,000	$1,929,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$1,280,000	$1,385,792
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,605,000	1,794,069
Massachusetts Housing Finance Agency, Single Family Housing Rev., “186”, 4%, 6/01/2039 (n)	1,210,000	1,287,888
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	398,021
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	530,483
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	3,280,000	3,722,374
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2026	120,000	148,441
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2026	100,000	125,491
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2027	110,000	139,612
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2027	100,000	128,617
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2028	100,000	129,787
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2028	100,000	130,837
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2029	100,000	131,851
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	400,836
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	3,000,000	3,172,590
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,640,000	1,804,295
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,530,000	1,707,618
		$17,138,602
State & Local Agencies – 4.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,431,439
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	94,625
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	75,309
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	37,538
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,276,422
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	462,508
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	665,000	813,095
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	305,770
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	845,036
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	8,263,048
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	53,325
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	345,000	413,120
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	765,000	932,191
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	1,280,000	1,538,752
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	2,175,000	2,316,440
		$18,858,618
Student Loan Revenue – 3.9%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$560,000	$573,513
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	1,400,000	1,781,220
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,672,658
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,111,100
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,129,520
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	105,000	106,294
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,006,480
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	125,000	125,543
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	60,000	60,260
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	575,000	590,410
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	545,000	577,084
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	280,000	285,552
		$15,019,634
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$260,690
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	138,702
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	420,068
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,980,000	2,513,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$210,000	$266,601
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,733,356
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	308,562
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,101,604
		$6,743,253
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$27,034
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	35,000	38,798
		$65,832
Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$250,000	$329,653
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	415,000	472,473
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	935,000	1,057,756
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	4,885,000	743,692
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,335,000	1,366,653
		$3,970,227
Toll Roads – 1.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,290,660
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,896,220
		$5,186,880
Transportation - Special Tax – 5.7%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,471,841
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,733,170
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	465,000	467,869
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	279,747
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	285,564
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,636,286
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	495,541
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	582,660
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,159,994
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	320,781
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,526
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B-1”, 5%, 7/01/2033	3,000,000	4,045,110
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	1,225,000	1,237,850
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	890,000	932,595
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	400,000	447,328
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	210,000	255,658
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	105,000	104,999
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	505,000	560,287
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	145,000	175,143
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	500,686
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	225,000	273,915
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	220,000	260,632
		$22,273,182
Universities - Colleges – 19.9%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	$605,000	$759,959
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,333,036
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,188,657
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	1,002,524
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	761,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	$340,000	$412,719
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,325,520
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,741,815
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,040,134
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,334,656
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	842,689
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	288,498
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,315,060
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,277,100
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,465,901
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,741,422
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,303,150
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031	2,330,000	3,171,386
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033	900,000	1,209,240
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034	500,000	669,745
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	2,078,055
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,426,600
Massachusetts Development Finance Agency Rev. (Simmons Unversity), “H”, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,603,137
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,266,100
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,269,651
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2048	1,985,000	2,312,188
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,123,393
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,079,044
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,182,551
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,647,662
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,084,330
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,281,751
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,328,030
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	301,381
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	108,517
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	363,207
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	69,502
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	81,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	524,506
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,313,530
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,261,210
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,958,450
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2045	1,845,000	2,369,958
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,876,030
		$77,404,886
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$850,000	$871,250
Utilities - Municipal Owned – 1.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$225,596
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	263,339
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	646,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	100,938
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	52,650
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	243,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$35,000	$27,825
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	254,362
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	411,825
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	152,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	121,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	109,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	20,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	335,112
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	171,083
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	233,121
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	320,000	341,594
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	37,436
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	24,338
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	52,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	155,025
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	178,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	60,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	186,300
		$4,428,719
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$405,000	$418,009
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	226,466
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	481,627
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	160,000	171,245
		$1,297,347
Water & Sewer Utility Revenue – 6.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$564,214
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,648,995
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	714,528
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,683,827
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,991,600
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,236
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,343,328
Massachusetts Water Resources Authority General Rev., “B”, 5%, 8/01/2040	4,000,000	5,363,400
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	823,385
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,350,107
Massachusetts Water Resources Authority, Multi-Modal Subordinated General Rev., “C-2”, VRDN, 0.02%, 11/01/2026	6,470,000	6,470,000
		$26,028,620
Total Municipal Bonds		$380,411,181
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,200,000	$345,626
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,494,617	$1,494,617

Other Assets, Less Liabilities – 1.7%		6,543,797
Net Assets – 100.0%		$388,795,221
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,494,617 and $380,756,807, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,298,571, representing 1.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	19	$3,290,563	March – 2021	$20,414
At December 31, 2020, the fund had cash collateral of $79,800 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$380,411,181	$—	$380,411,181
U.S. Corporate Bonds	—	345,626	—	345,626
Mutual Funds	1,494,617	—	—	1,494,617
Total	$1,494,617	$380,756,807	$—	$382,251,424
Other Financial Instruments
Futures Contracts – Assets	$20,414	$—	$—	$20,414
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,124,769	$74,608,199	$82,237,169	$(952)	$(230)	$1,494,617

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,594	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Massachusetts	79.5%
Puerto Rico	6.8%
Illinois	2.7%
New Jersey	1.7%
New York	1.5%
Pennsylvania	1.3%
Maryland	1.3%
Tennessee	0.7%
Ohio	0.7%
Guam	0.5%
Texas	0.5%
Colorado	0.4%
Connecticut	0.4%
California	0.4%
Alabama	0.3%
Louisiana	0.2%
Florida	0.1%
Minnesota	0.1%
Virginia	0.1%
Washington DC	0.1%
U.S. Treasury Securities	(0.8)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.